Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Unrealized net holding gain (loss) on cash flow hedge, tax	$ 276	$ (53)	$ 159
Unrealized net holding gain (loss) on securities available-for-sale, tax	(1,318)	(8,078)	(815)
Cash dividends on common stock per share	$ 3.76	$ 3.76	$ 3.76
Change in funded status of pension plan, tax	$ (2,707)	$ (1,370)	$ 3,383